Long-term Debt (Details 1)	Dec. 31, 2012	Sep. 30, 2012
Primary covenants status and ratios
Maximum Total Leverage Ratio, Actual Ratios	3.45
Minimum Interest Coverage Ratio, Actual Ratios	4.19
Maximum [Member]
Primary covenants status and ratios
Maximum Total Leverage Ratio, Covenants Requirements	4.00	5.50
Minimum Interest Coverage Ratio, Covenants Requirements	2.75	2.25
Minimum [Member]
Primary covenants status and ratios
Maximum Total Leverage Ratio, Covenants Requirements	1	1
Minimum Interest Coverage Ratio, Covenants Requirements	1	1